Related Party Transactions - Non-interest Bearing Advances - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Advances to affiliates	$ 1,953	$ 5,143
Advances from affiliates	13,970	7,003
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Advances to affiliates	2,000	5,100
Advances from affiliates	$ 14,000	$ 7,000